Net Periodic Pension Cost Recognized (Detail) - Pension Plans, Defined Benefit - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 97,960	$ 99,929	$ 107,519
Interest cost	176,556	190,999	174,152
Special termination cost	21,174	0	0
Expected return on plan assets	(218,938)	(226,884)	(211,694)
Amortization of prior service cost	9,437	14,644	14,472
Amortization of unrecognized actuarial loss	152,664	159,584	200,849
Amortization of initial net obligation	17	19	22
Net periodic benefit cost	$ 238,870	$ 238,291	$ 285,320